UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced Small Cap Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Master Enhanced Small Cap Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 - 12/31/2007

Item 1 - Report to Stockholders

Master Enhanced Small Cap Series of Quantitative Master Series LLC Annual Report, December 31, 2007

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

      o For the fiscal year ended December 31, 2007, Master Enhanced Small Cap Series (the "Series") generated returns that trailed that of the benchmark Standard & Poor's (S&P) SmallCap 600 Index, as the Series returned, -1.12% compared to the Index's return of -.30%. Positive performance from our stock-substitution strategies was offset by negative results from our stock-selection strategies.

Describe the market environment.

      o Equity markets performed quite well in 2007. It was a year of intense market volatility, but still one that resulted in decent gains for most asset classes. The annual period began much like 2006 ended, with some slowing in U.S. economic growth, a Federal Reserve Board (the "Fed") that remained on hold and a generally positive investment environment. In the first half of 2007, solid earnings growth and continued high levels of merger-and-acquisition activity allowed equities to move upward.

      o The following six months were vastly different, however. The benign fundamentals that dominated from 2003 to 2006 -- namely, strong global growth, rising profitability levels and falling risk premiums -- were replaced by credit stress, pressures on the capital position of the financial system, question marks about the sustainability of the business cycle and rising food and energy prices. Reflecting these woes, U.S. government bond yields plummeted, the dollar's decline intensified, equities became volatile and trendless, and the Fed's focus shifted from inflation fighting to providing liquidity and reducing short-term interest rates. Beginning in September, the Fed lowered the target federal funds rate by 100 basis points (1.00%), from 5.25% to 4.25%.

Describe recent portfolio activity.

      o Throughout the period, as changes were made to the composition of the S&P SmallCap 600 Index, we purchased and sold securities to maintain the Series' objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the Index.

      o As the volatility and investor risk aversion in the equity markets remains high, we are maintaining diversified and balanced signal exposure in the portfolio going into 2008.

Describe portfolio positioning at period-end.

      o In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market's future direction.

Master Enhanced Small Cap Series
Portfolio Information as of December 31, 2007
--------------------------------------------------------------------------------

                                                                     Percent of
                                                                      Long-Term
Sector Representation                                               Investments
--------------------------------------------------------------------------------
Information Technology                                                     19.8%
Industrials                                                                17.5
Financial Services                                                         14.9
Health Care                                                                14.3
Consumer Discretionary                                                     11.5
Energy                                                                      7.2
Materials                                                                   4.7
Utilities                                                                   4.2
Consumer Staples                                                            3.2
Other*                                                                      2.1
Telecommunication Services                                                  0.6
--------------------------------------------------------------------------------

*     Includes portfolio holdings in exchange-traded funds.

o For Series compliance purposes, the Series' sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for the purposes of this report, which may combine sector sub-classifications for reporting ease.

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.0%               14,400  AAR Corp. (b)                                                        $     547,632
                                          2,000  Applied Signal Technology, Inc.                                             27,160
                                         11,750  Ceradyne, Inc. (b)                                                         551,427
                                          5,600  Cubic Corp.                                                                219,520
                                         19,100  Curtiss-Wright Corp.                                                       958,820
                                         11,300  Esterline Technologies Corp. (b)                                           584,775
                                         16,825  Moog, Inc. Class A (b)                                                     770,753
                                         13,800  Teledyne Technologies, Inc. (b)                                            735,954
                                          6,900  Triumph Group, Inc.                                                        568,215
                                                                                                                      --------------
                                                                                                                          4,964,256
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.5%           29,100  Forward Air Corp.                                                          907,047
                                         14,700  HUB Group, Inc. Class A (b)                                                390,726
                                                                                                                      --------------
                                                                                                                          1,297,773
------------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.7%                             100  Frontier Airlines Holdings, Inc. (b)                                           526
                                         85,200  Mesa Air Group, Inc. (b)                                                   263,268
                                         51,000  SkyWest, Inc.                                                            1,369,350
                                                                                                                      --------------
                                                                                                                          1,633,144
------------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                    6,300  Drew Industries, Inc. (b)                                                  172,620
                                          5,000  Standard Motor Products, Inc.                                               40,800
                                                                                                                      --------------
                                                                                                                            213,420
------------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                       14,100  Coachmen Industries, Inc.                                                   83,895
                                         22,100  Fleetwood Enterprises, Inc. (b)                                            132,158
                                         11,300  Monaco Coach Corp.                                                         100,344
                                         35,100  Winnebago Industries, Inc.                                                 737,802
                                                                                                                      --------------
                                                                                                                          1,054,199
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                          7,500  Boston Beer Co., Inc. Class A (b)                                          282,375
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.9%                      9,400  Arqule, Inc. (b)                                                            54,520
                                         11,800  LifeCell Corp. (b)                                                         508,698
                                         26,300  Regeneron Pharmaceuticals, Inc. (b)                                        635,145
                                         41,400  Savient Pharmaceuticals, Inc. (b)                                          950,958
                                                                                                                      --------------
                                                                                                                          2,149,321
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.3%                 10,000  Apogee Enterprises, Inc.                                                   171,100
                                         12,900  Gibraltar Industries, Inc.                                                 198,918
                                         47,174  Lennox International, Inc.                                               1,953,947
                                          7,000  NCI Building Systems, Inc. (b)                                             201,530
                                         15,200  Simpson Manufacturing Co., Inc.                                            404,168
                                          6,500  Universal Forest Products, Inc.                                            191,490
                                                                                                                      --------------
                                                                                                                          3,121,153
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.0%                   22,400  Investment Technology Group, Inc. (b)                                    1,066,016
                                         23,300  LaBranche & Co., Inc. (b)                                                  117,432
                                         19,300  optionsXpress Holdings, Inc.                                               652,726
                                          9,100  Piper Jaffray Cos. (b)                                                     421,512
                                         10,300  SWS Group, Inc.                                                            130,501
                                          8,100  TradeStation Group, Inc. (b)                                               115,101
                                                                                                                      --------------
                                                                                                                          2,503,288
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.7%                         25,100  Arch Chemicals, Inc.                                                       922,425
                                         20,700  H.B. Fuller Co.                                                            464,715
                                         14,900  Huntsman Corp.                                                             382,930
                                            800  Material Sciences Corp. (b)                                                  5,944

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
                                         11,800  OM Group, Inc. (b)                                                   $     678,972
                                          8,800  Omnova Solutions, Inc. (b)                                                  38,808
                                          2,600  Penford Corp.                                                               66,534
                                         33,200  PolyOne Corp. (b)                                                          218,456
                                          1,800  Quaker Chemical Corp.                                                       39,546
                                         41,700  Schulman A, Inc.                                                           898,635
                                         41,600  Tronox, Inc. Class B                                                       359,840
                                          9,000  Zep, Inc. (b)                                                              124,830
                                                                                                                      --------------
                                                                                                                          4,201,635
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.0%                  11,600  Alabama National Bancorp.                                                  902,596
                                         18,400  Boston Private Financial Holdings, Inc.                                    498,272
                                         13,100  Central Pacific Financial Corp.                                            241,826
                                         19,400  Chittenden Corp.                                                           691,028
                                         12,300  Columbia Banking System, Inc.                                              365,679
                                         16,200  Community Bank System, Inc.                                                321,894
                                         25,720  East-West Bancorp, Inc.                                                    623,196
                                         41,000  First BanCorp                                                              298,890
                                          3,200  First Charter Corp.                                                         95,552
                                         21,100  First Commonwealth Financial Corp.                                         224,715
                                          7,600  First Financial Bancorp.                                                    86,640
                                         14,200  First Indiana Corp.                                                        454,400
                                         21,200  First Midwest Bancorp, Inc.                                                648,720
                                         13,300  Frontier Financial Corp.                                                   246,981
                                         25,800  Glacier Bancorp, Inc.                                                      483,492
                                         10,700  Hancock Holding Co.                                                        408,740
                                         21,800  Hanmi Financial Corp.                                                      187,916
                                          5,900  Nara Bancorp, Inc.                                                          68,853
                                          6,000  PrivateBancorp, Inc.                                                       195,900
                                         14,270  Prosperity Bancshares, Inc.                                                419,395
                                         13,400  Provident Bankshares Corp.                                                 286,626
                                         10,900  Signature Bank (b)                                                         367,875
                                         28,100  The South Financial Group, Inc.                                            439,203
                                         25,400  Sterling Bancshares, Inc.                                                  283,464
                                             16  Sterling Financial Corp.                                                       269
                                         39,800  Susquehanna Bancshares, Inc.                                               733,912
                                         34,200  UCBH Holdings, Inc.                                                        484,272
                                         18,000  UMB Financial Corp.                                                        690,480
                                         18,900  United Bankshares, Inc.                                                    529,578
                                         27,200  Whitney Holding Corp.                                                      711,280
                                         12,300  Wintrust Financial Corp.                                                   407,499
                                                                                                                      --------------
                                                                                                                         12,399,143
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies -         16,300  ABM Industries, Inc.                                                       332,357
3.4%                                     10,200  Administaff, Inc.                                                          288,456
                                          1,400  Angelica Corp.                                                              26,740
                                         15,900  Bowne & Co., Inc.                                                          279,840
                                          4,100  Consolidated Graphics, Inc. (b)                                            196,062
                                         39,400  First Consulting Group, Inc. (b)                                           509,442
                                          7,500  G&K Services, Inc. Class A                                                 281,400
                                         14,700  Healthcare Services Group, Inc.                                            311,346

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
                                          6,600  Heidrick & Struggles International, Inc.                             $     244,926
                                         23,500  Interface, Inc. Class A                                                    383,520
                                         20,900  School Specialty, Inc. (b)                                                 722,095
                                         82,300  Spherion Corp. (b)                                                         599,144
                                          1,000  The Standard Register Co.                                                   11,660
                                         23,800  Tetra Tech, Inc. (b)                                                       511,700
                                         48,000  TrueBlue, Inc. (b)                                                         695,040
                                          9,700  United Stationers, Inc. (b)                                                448,237
                                          8,800  Viad Corp.                                                                 277,904
                                          8,300  Volt Information Sciences, Inc. (b)                                        151,558
                                         27,175  Waste Connections, Inc. (b)                                                839,708
                                         26,700  Watson Wyatt Worldwide, Inc.                                             1,239,147
                                                                                                                      --------------
                                                                                                                          8,350,282
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.9%          36,400  3Com Corp. (b)                                                             164,528
                                         53,193  Arris Group, Inc. (b)                                                      530,864
                                         11,800  Audiovox Corp. Class A (b)                                                 146,320
                                          6,900  Bel Fuse, Inc.                                                             201,963
                                         23,500  Black Box Corp.                                                            849,995
                                         12,800  Blue Coat Systems, Inc. (b)                                                420,736
                                            366  CommScope, Inc. (b)                                                         18,005
                                          9,000  Comtech Telecommunications Corp. (b)                                       486,090
                                          7,700  Digi International, Inc. (b)                                               109,263
                                         13,800  Ditech Networks, Inc. (b)                                                   47,886
                                         39,600  Harmonic, Inc. (b)                                                         415,008
                                         13,500  NETGEAR, Inc. (b)                                                          481,545
                                         11,500  Network Equipment Technologies, Inc. (b)                                    96,830
                                         10,000  PC-Tel, Inc. (b)                                                            68,600
                                          5,400  Polycom, Inc. (b)                                                          150,012
                                            100  Symmetricom, Inc. (b)                                                          471
                                         11,300  Tollgrade Communications, Inc. (b)                                          90,626
                                          9,300  Viasat, Inc. (b)                                                           320,199
                                                                                                                      --------------
                                                                                                                          4,598,941
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.6%           12,533  Avid Technology, Inc. (b)                                                  355,185
                                         11,200  Hutchinson Technology, Inc. (b)                                            294,784
                                          6,600  Intevac, Inc. (b)                                                           95,964
                                          2,200  Netezza Corp. (b)                                                           30,360
                                         12,000  Novatel Wireless, Inc. (b)                                                 194,400
                                         11,300  Synaptics, Inc. (b)                                                        465,108
                                                                                                                      --------------
                                                                                                                          1,435,801
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.3%        48,700  EMCOR Group, Inc. (b)(f)                                                 1,150,781
                                         35,300  The Shaw Group, Inc. (b)                                                 2,133,532
                                                                                                                      --------------
                                                                                                                          3,284,313
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.3%            10,900  Texas Industries, Inc.                                                     764,090
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.2%                  11,100  Cash America International, Inc.                                           358,530
                                         12,000  First Cash Financial Services, Inc. (b)                                    176,160
                                          4,400  Rewards Network, Inc. (b)                                                   21,868
                                                                                                                      --------------
                                                                                                                            556,558
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 1.0%            27,900  AptarGroup, Inc.                                                         1,141,389
                                         22,100  Caraustar Industries, Inc. (b)                                              68,289

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
                                         12,940  Myers Industries, Inc.                                               $     187,242
                                         38,400  Rock-Tenn Co. Class A                                                      975,744
                                                                                                                      --------------
                                                                                                                          2,372,664
------------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.5%                      19,300  Brightpoint, Inc. (b)                                                      296,448
                                         18,400  Building Material Holding Corp.                                            101,752
                                         43,400  LKQ Corp. (b)                                                              912,268
                                                                                                                      --------------
                                                                                                                          1,310,468
------------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services -           9,700  Bright Horizons Family Solutions, Inc. (b)                                 335,038
0.4%                                      1,000  CPI Corp.                                                                   23,550
                                          9,500  Coinstar, Inc. (b)                                                         267,425
                                          2,900  Pre-Paid Legal Services, Inc. (b)                                          160,515
                                          7,600  Universal Technical Institute, Inc. (b)                                    129,200
                                                                                                                      --------------
                                                                                                                            915,728
------------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                    34,400  Financial Federal Corp.                                                    766,776
Services - 0.5%                          17,000  Guaranty Financial Group, Inc. (b)                                         272,000
                                          5,100  Portfolio Recovery Associates, Inc.                                        202,317
                                                                                                                      --------------
                                                                                                                          1,241,093
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication           120,000  Covad Communications Group, Inc. (b)                                       103,200
Services - 0.1%                          12,400  General Communication, Inc. Class A (b)                                    108,500
                                          5,300  Shenandoah Telecom Co.                                                     127,094
                                                                                                                      --------------
                                                                                                                            338,794
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.9%                 2,400  Central Vermont Public Service Corp.                                        74,016
                                         24,600  El Paso Electric Co. (b)                                                   629,022
                                          8,900  UIL Holdings Corp.                                                         328,855
                                         37,200  Unisource Energy Corp.                                                   1,173,660
                                                                                                                      --------------
                                                                                                                          2,205,553
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.0%               9,500  A.O. Smith Corp.                                                           332,975
                                         21,400  Acuity Brands, Inc.                                                        963,000
                                          2,300  Baldor Electric Co.                                                         77,418
                                         18,200  Belden, Inc.                                                               809,900
                                         21,400  Brady Corp.                                                                750,926
                                         37,300  C&D Technologies, Inc. (b)                                                 246,553
                                          4,300  Genlyte Group, Inc. (b)                                                    409,360
                                          4,700  Magnetek, Inc. (b)                                                          20,116
                                         12,000  Regal-Beloit Corp.                                                         539,400
                                          4,400  Vicor Corp.                                                                 68,596
                                         11,700  Woodward Governor Co.                                                      795,015
                                                                                                                      --------------
                                                                                                                          5,013,259
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                   12,800  Agilysys, Inc.                                                             193,536
Instruments - 4.3%                       12,500  Anixter International, Inc. (b)                                            778,375
                                             50  Benchmark Electronics, Inc. (b)                                                886
                                         10,200  CTS Corp.                                                                  101,286
                                         14,800  Checkpoint Systems, Inc. (b)                                               384,504
                                         47,800  Cognex Corp.                                                               963,170
                                         10,000  Coherent, Inc. (b)                                                         250,700
                                         12,600  Daktronics, Inc.                                                           284,382
                                          9,000  Electro Scientific Industries, Inc. (b)                                    178,650
                                          5,700  Faro Technologies, Inc. (b)                                                154,926
                                         37,800  Flir Systems, Inc. (b)                                                   1,183,140

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
                                         18,200  Insight Enterprises, Inc. (b)                                        $     331,968
                                          1,868  Itron, Inc. (b)                                                            179,272
                                          8,900  Keithley Instruments, Inc.                                                  86,152
                                         28,000  Littelfuse, Inc. (b)                                                       922,880
                                          8,100  LoJack Corp. (b)                                                           136,161
                                          6,100  MTS Systems Corp.                                                          260,287
                                          6,400  Mercury Computer Systems, Inc. (b)                                         103,104
                                         16,400  Methode Electronics, Inc.                                                  269,616
                                          6,800  Park Electrochemical Corp.                                                 192,032
                                          3,300  Photon Dynamics, Inc. (b)                                                   27,390
                                         14,100  Planar Systems, Inc. (b)                                                    90,240
                                         19,900  Plexus Corp. (b)                                                           522,574
                                          4,000  SYNNEX Corp. (b)                                                            78,400
                                         25,800  ScanSource, Inc. (b)                                                       834,630
                                         15,000  TTM Technologies, Inc. (b)                                                 174,900
                                         15,400  Technitrol, Inc.                                                           440,132
                                         52,900  Trimble Navigation Ltd. (b)                                              1,599,696
                                                                                                                      --------------
                                                                                                                         10,722,989
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -            11,000  Atwood Oceanics, Inc. (b)                                                1,102,640
4.3%                                      9,500  Basic Energy Services, Inc. (b)                                            208,525
                                          9,100  Bristow Group, Inc. (b)                                                    515,515
                                          7,200  CARBO Ceramics, Inc.                                                       267,840
                                          5,800  Dril-Quip, Inc. (b)                                                        322,828
                                          2,600  Gulf Island Fabrication, Inc.                                               82,446
                                         39,147  Helix Energy Solutions Group, Inc. (b)                                   1,624,601
                                          8,800  Hornbeck Offshore Services, Inc. (b)                                       395,560
                                          5,300  Lufkin Industries, Inc.                                                    303,637
                                         10,100  Matrix Service Co. (b)                                                     220,382
                                          6,500  NATCO Group, Inc. Class A (b)                                              351,975
                                         23,300  Oceaneering International, Inc. (b)                                      1,569,255
                                         17,800  SEACOR Holdings, Inc. (b)                                                1,650,772
                                         28,750  Tetra Technologies, Inc. (b)                                               447,638
                                         19,300  Unit Corp. (b)                                                             892,625
                                         12,000  W-H Energy Services, Inc. (b)                                              674,520
                                                                                                                      --------------
                                                                                                                         10,630,759
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.0%           9,600  The Andersons, Inc.                                                        430,080
                                         26,200  Casey's General Stores, Inc.                                               775,782
                                         12,300  Longs Drug Stores Corp.                                                    578,100
                                          4,500  Nash Finch Co.                                                             158,760
                                         13,200  Performance Food Group Co. (b)                                             354,684
                                          9,500  Spartan Stores, Inc.                                                       217,075
                                                                                                                      --------------
                                                                                                                          2,514,481
------------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.4%                      1,400  American Italian Pasta Co. Class A (b)                                       9,800
                                          7,200  Cal-Maine Foods, Inc.                                                      191,016
                                          3,100  Corn Products International, Inc.                                          113,925
                                         30,350  Flowers Foods, Inc.                                                        710,494
                                         15,000  Hain Celestial Group, Inc. (b)                                             480,000
                                          4,100  J&J Snack Foods Corp.                                                      128,248
                                         10,400  Lance, Inc.                                                                212,368

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
                                         10,000  Ralcorp Holdings, Inc. (b)                                           $     607,900
                                          3,100  Reddy Ice Holdings, Inc.                                                    78,461
                                         20,800  Sanderson Farms, Inc.                                                      702,624
                                          9,100  TreeHouse Foods, Inc. (b)                                                  209,209
                                                                                                                      --------------
                                                                                                                          3,444,045
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 2.9%                     37,300  Atmos Energy Corp.                                                       1,045,892
                                          5,775  Energen Corp. (f)                                                          370,928
                                         13,300  The Laclede Group, Inc.                                                    455,392
                                         10,700  New Jersey Resources Corp.                                                 535,214
                                         10,100  Northwest Natural Gas Co.                                                  491,466
                                         29,200  Piedmont Natural Gas Co.                                                   763,872
                                         10,900  South Jersey Industries, Inc.                                              393,381
                                         47,035  Southern Union Co.                                                       1,380,948
                                         20,600  Southwest Gas Corp.                                                        613,262
                                         45,000  UGI Corp.                                                                1,226,250
                                                                                                                      --------------
                                                                                                                          7,276,605
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies -        4,600  Analogic Corp.                                                             311,512
4.6%                                     11,800  ArthroCare Corp. (b)                                                       566,990
                                          9,600  CONMED Corp. (b)                                                           221,856
                                         18,579  The Cooper Cos., Inc.                                                      706,002
                                          5,400  CryoLife, Inc. (b)                                                          42,930
                                          6,100  Cyberonics, Inc. (b)                                                        80,276
                                          5,300  Datascope Corp.                                                            192,920
                                         15,600  Dionex Corp. (b)                                                         1,292,616
                                          7,200  Greatbatch, Inc. (b)                                                       143,928
                                         10,200  Haemonetics Corp. (b)                                                      642,804
                                            100  Hologic, Inc. (b)                                                            6,864
                                          4,100  ICU Medical, Inc. (b)                                                      147,641
                                         26,600  Idexx Laboratories, Inc. (b)                                             1,559,558
                                         27,825  Immucor, Inc. (b)                                                          945,772
                                          6,500  Integra LifeSciences Holdings Corp. (b)                                    272,545
                                         11,900  Invacare Corp.                                                             299,880
                                          3,400  Kensey Nash Corp. (b)                                                      101,728
                                         12,800  Mentor Corp.                                                               500,480
                                         15,315  Meridian Bioscience, Inc.                                                  460,675
                                          8,000  Merit Medical Systems, Inc. (b)                                            111,200
                                          7,500  Osteotech, Inc. (b)                                                         58,650
                                          6,100  Palomar Medical Technologies, Inc. (b)                                      93,452
                                          4,500  Possis Medical, Inc. (b)                                                    65,610
                                         32,700  Respironics, Inc. (b)                                                    2,141,196
                                          5,400  SurModics, Inc. (b)                                                        293,058
                                         72,100  Theragenics Corp. (b)                                                      258,118
                                                                                                                      --------------
                                                                                                                         11,518,261
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services -       36,500  AMERIGROUP Corp. (b)                                                     1,330,425
5.0%                                     10,900  Amsurg Corp. (b)                                                           294,954
                                         40,200  Centene Corp. (b)                                                        1,103,088
                                         19,700  Chemed Corp.                                                             1,100,836
                                         13,500  HealthExtras, Inc. (b)                                                     352,080
                                         25,700  Healthways, Inc. (b)                                                     1,501,908

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
                                         29,600  Hooper Holmes, Inc. (b)                                              $      50,912
                                         12,100  inVentiv Health, Inc. (b)                                                  374,616
                                          5,900  LCA-Vision, Inc.                                                           117,823
                                          4,200  LHC Group, Inc. (b)                                                        104,916
                                          5,700  Matria Healthcare, Inc. (b)                                                135,489
                                          5,900  MedCath Corp. (b)                                                          144,904
                                          4,540  Molina Healthcare, Inc. (b)                                                175,698
                                         15,700  Owens & Minor, Inc.                                                        666,151
                                         25,695  PSS World Medical, Inc. (b)                                                502,851
                                         20,700  Pediatrix Medical Group, Inc. (b)                                        1,410,705
                                          2,000  Radiation Therapy Services, Inc. (b)                                        61,820
                                          5,200  RehabCare Group, Inc. (b)                                                  117,312
                                          8,500  Res-Care, Inc. (b)                                                         213,860
                                         52,900  Sierra Health Services, Inc. (b)                                         2,219,684
                                         17,300  Sunrise Senior Living, Inc. (b)                                            530,764
                                                                                                                      --------------
                                                                                                                         12,510,796
------------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.6%            22,000  Allscripts Healthcare Solutions, Inc. (b)                                  427,240
                                         14,592  Omnicell, Inc. (b)                                                         392,963
                                         30,900  Phase Forward, Inc. (b)                                                    672,075
                                                                                                                      --------------
                                                                                                                          1,492,278
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                    11,800  CEC Entertainment, Inc. (b)                                                306,328
Leisure - 2.5%                           28,700  CKE Restaurants, Inc.                                                      378,840
                                          8,700  California Pizza Kitchen, Inc. (b)                                         135,459
                                          5,000  Cedar Fair, LP                                                             105,650
                                          6,720  Harrah's Entertainment, Inc.                                               596,400
                                         24,600  Jack in the Box, Inc. (b)                                                  633,942
                                          8,471  Landry's Restaurants, Inc.                                                 166,879
                                         14,800  Monarch Casino & Resort, Inc. (b)                                          356,384
                                         41,729  O'Charleys, Inc.                                                           625,100
                                            800  P.F. Chang's China Bistro, Inc. (b)                                         18,272
                                         12,500  Panera Bread Co. Class A (b)                                               447,750
                                          6,700  Papa John's International, Inc. (b)                                        152,090
                                         25,700  Pinnacle Entertainment, Inc. (b)                                           605,492
                                         24,300  Sonic Corp. (b)                                                            532,170
                                          7,700  The Steak n Shake Co. (b)                                                   83,930
                                         18,500  Texas Roadhouse, Inc. Class A (b)                                          204,610
                                         32,200  Triarc Cos.                                                                282,072
                                         16,050  WMS Industries, Inc. (b)                                                   588,072
                                                                                                                      --------------
                                                                                                                          6,219,440
------------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%                 6,600  Bassett Furniture Industries, Inc.                                          61,644
                                         29,200  Champion Enterprises, Inc. (b)                                             275,064
                                          4,500  Harman International Industries, Inc.                                      331,695
                                         15,700  La-Z-Boy, Inc.                                                             124,501
                                            800  National Presto Industries, Inc.                                            42,128
                                         10,100  Russ Berrie & Co., Inc. (b)                                                165,236
                                            100  Standard-Pacific Corp.                                                         335
                                          4,800  Universal Electronics, Inc. (b)                                            160,512
                                                                                                                      --------------
                                                                                                                          1,161,115
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%                15,100  Central Garden & Pet Co. (b)                                         $      86,976
                                         15,250  Central Garden & Pet Co. Class A (b)                                        81,740
                                            100  Spectrum Brands, Inc. (b)                                                      533
                                          5,700  WD-40 Co.                                                                  216,429
                                                                                                                      --------------
                                                                                                                            385,678
------------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.7%                        1,800  Affiliated Computer Services, Inc. Class A (b)                              81,180
                                         15,800  Alliance Data Systems Corp. (b)                                          1,184,842
                                         23,800  Broadridge Financial Solutions LLC                                         533,834
                                         11,500  CACI International, Inc. Class A (b)                                       514,855
                                         15,800  Ciber, Inc. (b)                                                             96,538
                                         15,700  Gevity HR, Inc.                                                            120,733
                                            504  Integral Systems, Inc.                                                      11,723
                                          8,200  MAXIMUS, Inc.                                                              316,602
                                          6,700  Mantech International Corp. Class A (b)                                    293,594
                                          3,800  SI International, Inc. (b)                                                 104,386
                                         10,900  SYKES Enterprises, Inc. (b)                                                196,200
                                         11,100  Startek, Inc. (b)                                                          103,341
                                         16,400  Wright Express Corp. (b)                                                   582,036
                                                                                                                      --------------
                                                                                                                          4,139,864
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.3%          30,000  Tredegar Corp.                                                             482,400
                                          4,000  Walter Industries, Inc.                                                    143,720
                                                                                                                      --------------
                                                                                                                            626,120
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.8%                         17,050  Delphi Financial Group, Inc. Class A                                       601,524
                                         14,300  Hilb Rogal & Hobbs Co.                                                     580,151
                                          8,700  Infinity Property & Casualty Corp.                                         314,331
                                          3,600  LandAmerica Financial Group, Inc.                                          120,420
                                          6,300  Navigators Group, Inc. (b)                                                 409,500
                                         24,100  Philadelphia Consolidated Holding Co. (b)                                  948,335
                                          8,900  Presidential Life Corp.                                                    155,839
                                         13,100  ProAssurance Corp. (b)                                                     719,452
                                         19,900  RLI Corp.                                                                1,130,121
                                          8,073  Safety Insurance Group, Inc.                                               295,633
                                         24,982  Selective Insurance Group, Inc.                                            574,328
                                          6,600  Tower Group, Inc.                                                          220,440
                                          7,500  United Fire & Casualty Co.                                                 218,175
                                         14,250  Zenith National Insurance Corp.                                            637,403
                                                                                                                      --------------
                                                                                                                          6,925,652
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.3%          6,400  Blue Nile, Inc. (b)                                                        435,584
                                          7,000  PetMed Express, Inc. (b)                                                    84,700
                                         21,300  Stamps.com, Inc. (b)                                                       259,434
                                                                                                                      --------------
                                                                                                                            779,718
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services -            4,700  Bankrate, Inc. (b)                                                         226,023
1.1%                                     11,100  DealerTrack Holdings, Inc. (b)                                             371,517
                                         19,100  j2 Global Communications, Inc. (b)                                         404,347
                                          9,600  The Knot, Inc. (b)                                                         153,024
                                            100  MIVA, Inc. (b)                                                                 191
                                         10,700  Perficient, Inc. (b)                                                       168,418
                                         55,000  United Online, Inc.                                                        650,100
                                         50,200  Websense, Inc. (b)                                                         852,396
                                                                                                                      --------------
                                                                                                                          2,826,016
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                       4,900  Arctic Cat, Inc.                                                     $      58,506
Products - 0.7%                          10,200  Jakks Pacific, Inc. (b)                                                    240,822
                                            100  Nautilus, Inc.                                                                 485
                                         13,900  Polaris Industries, Inc.                                                   664,003
                                         21,200  Pool Corp.                                                                 420,396
                                         10,800  RC2 Corp. (b)                                                              303,156
                                         14,700  Sturm Ruger & Co., Inc. (b)                                                121,716
                                                                                                                      --------------
                                                                                                                          1,809,084
------------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools &                    34,900  Cambrex Corp.                                                              292,462
Services - 0.7%                              26  Enzo Biochem, Inc. (b)                                                         331
                                         26,000  Parexel International Corp. (b)                                          1,255,800
                                          6,700  PharmaNet Development Group, Inc. (b)                                      262,707
                                                                                                                      --------------
                                                                                                                          1,811,300
------------------------------------------------------------------------------------------------------------------------------------
Machinery - 3.4%                          9,300  Albany International Corp. Class A                                         345,030
                                          7,000  Astec Industries, Inc. (b)                                                 260,330
                                         17,400  Barnes Group, Inc.                                                         580,986
                                         18,400  Briggs & Stratton Corp.                                                    416,944
                                          3,300  Cascade Corp.                                                              153,318
                                         19,500  Clarcor, Inc.                                                              740,415
                                          7,600  EnPro Industries, Inc. (b)                                                 232,940
                                         14,900  Flow International Corp. (b)                                               138,868
                                         21,900  Gardner Denver, Inc. (b)                                                   722,700
                                         10,900  Kaydon Corp.                                                               594,486
                                          3,900  Lindsay Manufacturing Co.                                                  275,691
                                          8,200  Lydall, Inc. (b)                                                            86,264
                                         32,500  Mueller Industries, Inc.                                                   942,175
                                         14,200  Mueller Water Products, Inc. Series B                                      141,574
                                          6,700  Robbins & Myers, Inc.                                                      506,721
                                         30,200  Toro Co.                                                                 1,644,088
                                          6,600  Valmont Industries, Inc.                                                   588,192
                                          8,000  Wabash National Corp.                                                       61,520
                                                                                                                      --------------
                                                                                                                          8,432,242
------------------------------------------------------------------------------------------------------------------------------------
Marine - 0.4%                            19,700  Kirby Corp. (b)                                                            915,656
------------------------------------------------------------------------------------------------------------------------------------
Media - 0.6%                              5,600  4Kids Entertainment, Inc. (b)                                               73,640
                                         12,800  Arbitron, Inc.                                                             532,096
                                         17,500  Clear Channel Communications, Inc.                                         604,100
                                         20,800  Gemstar-TV Guide International, Inc. (b)                                    99,008
                                         32,000  Radio One, Inc. Class D (b)                                                 75,840
                                                                                                                      --------------
                                                                                                                          1,384,684
------------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.1%                    7,900  Brush Engineered Materials, Inc. (b)                                       292,458
                                         11,500  Century Aluminum Co. (b)                                                   620,310
                                         15,000  Claymont Steel, Inc. (b)                                                   350,250
                                         14,375  Quanex Corp.                                                               746,063
                                          9,200  RTI International Metals, Inc. (b)                                         634,156
                                                                                                                      --------------
                                                                                                                          2,643,237
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.1%                    4,300  CH Energy Group, Inc.                                                      191,522
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                  16,700  Fred's, Inc.                                                               160,821
                                          6,300  Saks, Inc. (b)                                                             130,788
                                                                                                                      --------------
                                                                                                                            291,609
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -            43,100  Cabot Oil & Gas Corp. Class A                                        $   1,739,947
2.5%                                      6,500  Cheniere Energy, Inc. (b)                                                  212,160
                                         36,100  Massey Energy Co.                                                        1,290,575
                                         14,900  Penn Virginia Corp.                                                        650,087
                                          5,200  Petroleum Development Corp. (b)                                            307,476
                                         28,200  St. Mary Land & Exploration Co.                                          1,088,802
                                         11,500  Swift Energy Co. (b)                                                       506,345
                                         10,700  World Fuel Services Corp.                                                  310,621
                                                                                                                      --------------
                                                                                                                          6,106,013
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%           46,800  Buckeye Technologies, Inc. (b)                                             585,000
                                          3,300  Deltic Timber Corp.                                                        169,917
                                          4,500  Neenah Paper, Inc.                                                         131,175
                                            100  Pope & Talbot, Inc. (b)                                                          3
                                                                                                                      --------------
                                                                                                                            886,095
------------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.3%                  9,800  Alberto-Culver Co.                                                         240,492
                                          7,400  Chattem, Inc. (b)                                                          558,996
                                                                                                                      --------------
                                                                                                                            799,488
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.6%                      300  Adams Respiratory Therapeutics, Inc. (b)                                    17,922
                                         16,400  Alpharma, Inc. Class A (b)                                                 330,460
                                          3,200  Aspreva Pharmaceuticals Corp. (b)                                           83,200
                                          3,800  Axcan Pharma Inc. (b)                                                       87,400
                                         10,336  Bradley Pharmaceuticals, Inc. (b)                                          203,619
                                         38,600  MGI Pharma, Inc. (b)                                                     1,564,458
                                         40,000  Noven Pharmaceuticals, Inc. (b)                                            555,200
                                         19,200  Salix Pharmaceuticals Ltd. (b)                                             151,296
                                         13,100  Sciele Pharma, Inc. (b)                                                    267,895
                                         81,600  ViroPharma, Inc. (b)                                                       647,904
                                                                                                                      --------------
                                                                                                                          3,909,354
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts            11,200  Acadia Realty Trust                                                        286,832
(REITs) - 3.5%                           26,600  BioMed Realty Trust, Inc.                                                  616,322
                                         18,400  Colonial Properties Trust                                                  416,392
                                         39,300  DiamondRock Hospitality Co.                                                588,714
                                          9,800  Eastgroup Properties, Inc.                                                 410,130
                                         10,800  Entertainment Properties Trust                                             507,600
                                          1,900  Essex Property Trust, Inc.                                                 185,231
                                         31,800  Extra Space Storage, Inc.                                                  454,422
                                         13,400  Kilroy Realty Corp.                                                        736,464
                                          8,500  Kite Realty Group Trust                                                    129,795
                                         21,300  LTC Properties, Inc.                                                       533,565
                                         23,900  Lexington Corporate Properties Trust                                       347,506
                                         15,700  Medical Properties Trust, Inc.                                             159,983
                                         10,500  Mid-America Apartment Communities, Inc.                                    448,875
                                         27,700  National Retail Properties, Inc.                                           647,626
                                          8,100  PS Business Parks, Inc.                                                    425,655
                                          8,500  Parkway Properties, Inc.                                                   314,330
                                         32,710  Senior Housing Properties Trust                                            741,863
                                          8,500  Sovran Self Storage, Inc.                                                  340,850
                                         11,884  Tanger Factory Outlet Centers, Inc.                                        448,146
                                                                                                                      --------------
                                                                                                                          8,740,301
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                 17,000  Forestar Real Estate Group, Inc. (b)                                 $     401,030
Development - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.8%                       29,733  Heartland Express, Inc.                                                    421,614
                                         40,200  Landstar System, Inc.                                                    1,694,430
                                                                                                                      --------------
                                                                                                                          2,116,044
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor           92,200  AMIS Holdings, Inc. (b)                                                    923,844
Equipment - 4.2%                         12,600  ATMI, Inc. (b)                                                             406,350
                                         44,900  Actel Corp. (b)                                                            613,334
                                            100  Axcelis Technologies, Inc. (b)                                                 460
                                         26,014  Brooks Automation, Inc. (b)                                                343,645
                                          8,500  Cabot Microelectronics Corp. (b)                                           305,235
                                         13,350  Diodes, Inc. (b)                                                           401,434
                                         30,100  Exar Corp. (b)                                                             239,897
                                         13,500  FEI Co. (b)                                                                335,205
                                         30,300  Kopin Corp. (b)                                                             95,748
                                         92,500  Kulicke & Soffa Industries, Inc. (b)                                       634,550
                                         18,600  MKS Instruments, Inc. (b)                                                  356,004
                                         31,900  Micrel, Inc.                                                               269,555
                                         30,200  Microsemi Corp. (b)                                                        668,628
                                         12,400  Nextest Systems Corp. (b)                                                  246,636
                                         33,000  Pericom Semiconductor Corp. (b)                                            617,100
                                          9,100  Rudolph Technologies, Inc. (b)                                             103,012
                                        127,000  Skyworks Solutions, Inc. (b)                                             1,079,500
                                          8,200  Standard Microsystems Corp. (b)                                            320,374
                                          4,400  Supertex, Inc. (b)                                                         137,676
                                          6,200  Ultratech, Inc. (b)                                                         70,308
                                         46,650  Varian Semiconductor Equipment Associates, Inc. (b)                      1,726,050
                                         10,200  Veeco Instruments, Inc. (b)                                                170,340
                                         10,900  Verigy Ltd. (b)                                                            296,153
                                                                                                                      --------------
                                                                                                                         10,361,038
------------------------------------------------------------------------------------------------------------------------------------
Software - 4.6%                           5,000  Ansoft Corp. (b)                                                           129,250
                                         33,400  Ansys, Inc. (b)                                                          1,384,764
                                         16,600  Blackbaud, Inc.                                                            465,464
                                            100  Captaris, Inc. (b)                                                             432
                                          6,700  Cognos, Inc. (b)                                                           385,719
                                         16,900  Concur Technologies, Inc. (b)                                              611,949
                                         11,450  EPIQ Systems, Inc. (b)                                                     199,345
                                         66,400  Epicor Software Corp. (b)                                                  782,192
                                         19,155  Factset Research Systems, Inc.                                           1,066,934
                                         22,700  Informatica Corp. (b)                                                      409,054
                                          9,200  JDA Software Group, Inc. (b)                                               188,232
                                          7,400  Macrovision Corp. (b)                                                      135,642
                                         25,400  Manhattan Associates, Inc. (b)                                             669,544
                                         16,600  Micros Systems, Inc. (b)                                                 1,164,656
                                          6,300  NAVTEQ Corp. (b)                                                           476,280
                                         20,100  Napster, Inc. (b)                                                           39,597
                                         44,700  Phoenix Technologies Ltd. (b)                                              575,736
                                         15,800  Progress Software Corp. (b)                                                532,144
                                          5,200  Quality Systems, Inc.                                                      158,548
                                          8,000  Radiant Systems, Inc. (b)                                                  137,840
                                          8,200  SPSS, Inc. (b)                                                             294,462

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
                                         65,600  Secure Computing Corp. (b)                                           $     629,760
                                         26,200  THQ, Inc. (b)                                                              738,578
                                         11,100  Tyler Technologies, Inc. (b)                                               143,079
                                         15,100  Ulticom, Inc. (b)                                                          120,800
                                                                                                                      --------------
                                                                                                                         11,440,001
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.4%                  23,400  Aaron Rents, Inc.                                                          450,216
                                         10,000  Big 5 Sporting Goods Corp.                                                 144,200
                                         18,300  Brown Shoe Co., Inc. (f)                                                   277,611
                                         13,050  The Cato Corp. Class A                                                     204,363
                                         11,100  Charlotte Russe Holding, Inc. (b)                                          179,265
                                         15,100  The Children's Place Retail Stores, Inc. (b)                               391,543
                                         12,950  Christopher & Banks Corp.                                                  148,277
                                         11,300  Genesco, Inc. (b)                                                          427,140
                                         26,300  Gymboree Corp. (b)                                                         801,098
                                         11,000  Hibbett Sports, Inc. (b)                                                   219,780
                                         13,000  Hot Topic, Inc. (b)                                                         75,660
                                          8,200  Jo-Ann Stores, Inc. (b)                                                    107,256
                                             25  Jos. A. Bank Clothiers, Inc. (b)                                               711
                                         21,600  Men's Wearhouse, Inc.                                                      582,768
                                          3,400  Midas, Inc. (b)                                                             49,844
                                         17,300  The Pep Boys - Manny, Moe & Jack                                           198,604
                                         12,100  Sally Beauty Co., Inc. (b)                                                 109,505
                                         15,900  Sonic Automotive, Inc.                                                     307,824
                                         14,525  Stage Stores, Inc.                                                         214,970
                                         17,400  Stein Mart, Inc.                                                            82,476
                                          2,500  Tiffany & Co.                                                              115,075
                                         13,900  Tractor Supply Co. (b)                                                     499,566
                                         11,700  Tween Brands, Inc. (b)                                                     309,816
                                         12,600  Zale Corp. (b)                                                             202,356
                                                                                                                      --------------
                                                                                                                          6,099,924
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                1,700  Ashworth, Inc. (b)                                                           4,845
Goods - 2.3%                             20,259  Crocs, Inc. (b)                                                            745,734
                                          5,500  Deckers Outdoor Corp. (b)                                                  852,830
                                         19,600  Fossil, Inc. (b)                                                           822,808
                                          4,300  Hanesbrands, Inc. (b)                                                      116,831
                                         35,300  Iconix Brand Group, Inc. (b)                                               693,998
                                         14,400  K-Swiss, Inc. Class A                                                      260,640
                                         10,700  Kellwood Co. (f)                                                           178,048
                                          4,400  Maidenform Brands, Inc. (b)                                                 59,532
                                          6,100  Movado Group, Inc.                                                         154,269
                                          8,400  Oxford Industries, Inc.                                                    216,468
                                         48,200  Quiksilver, Inc. (b)                                                       413,556
                                         15,400  Skechers U.S.A., Inc. Class A (b)                                          300,454
                                          4,700  Unifirst Corp.                                                             178,600
                                          4,700  Volcom, Inc. (b)                                                           103,541
                                         24,250  Wolverine World Wide, Inc.                                                 594,610
                                                                                                                      --------------
                                                                                                                          5,696,764
------------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.5%         4,700  Anchor Bancorp Wisconsin, Inc.                                             110,544
                                         17,400  Bank Mutual Corp.                                                          183,918
                                            100  BankAtlantic Bancorp, Inc. Class A                                             410
                                         18,800  Brookline Bancorp, Inc.                                                    191,008

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                         Shares
Industry                                   Held  Common Stocks                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
                                          6,300  Dime Community Bancshares, Inc.                                      $      80,451
                                          4,900  FirstFed Financial Corp. (b)                                               175,518
                                         16,000  Flagstar Bancorp, Inc.                                                     111,520
                                         16,900  Franklin Bank Corp. (b)                                                     72,839
                                         28,200  Fremont General Corp. (b)                                                   98,700
                                         11,100  Triad Guaranty, Inc. (b)                                                   108,780
                                         25,600  TrustCo Bank Corp. NY                                                      253,952
                                                                                                                      --------------
                                                                                                                          1,387,640
------------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.0%                           30,800  Alliance One International, Inc. (b)                                       125,356
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                      13,725  Applied Industrial Technologies, Inc.                                      398,299
Distributors - 0.5%                      10,500  Kaman Corp. Class A                                                        386,505
                                          1,700  Lawson Products, Inc.                                                       64,464
                                          3,900  UAP Holding Corp.                                                          150,540
                                          9,200  United Rentals, Inc. (b)                                                   168,912
                                                                                                                      --------------
                                                                                                                          1,168,720
------------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.1%                    5,900  American States Water Co.                                                  222,312
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication               38,700  Centennial Communications Corp. (b)                                        359,523
Services - 0.4%                           3,500  iPCS, Inc.                                                                 125,965
                                          8,100  Rural Cellular Corp. Class A (b)                                           357,129
                                          1,600  U.S. Cellular Corp. (b)                                                    134,560
                                                                                                                      --------------
                                                                                                                            977,177
------------------------------------------------------------------------------------------------------------------------------------
                                                 Total Common Stocks
                                                    (Cost - $207,187,039) - 91.6%                                       227,297,659
------------------------------------------------------------------------------------------------------------------------------------

                                                 Exchange-Traded Funds
------------------------------------------------------------------------------------------------------------------------------------
                                         75,833  iShares S&P SmallCap 600 Index Fund                                      4,941,278
------------------------------------------------------------------------------------------------------------------------------------
                                                 Total Exchange-Traded Funds
                                                    (Cost - $4,761,654) - 2.0%                                            4,941,278
------------------------------------------------------------------------------------------------------------------------------------
                                           Face
                                         Amount  Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &             $    250,000  Flir Systems, Inc., 3% due 6/01/2023 (a)                                   731,875
Instruments - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                        300,000  LandAmerica Financial Group, Inc.,
                                                 3.25% due 5/15/2034 (a)(c)                                                 256,875
------------------------------------------------------------------------------------------------------------------------------------
                                                 Total Fixed Income Securities
                                                    (Cost - $699,640) - 0.4%                                                988,750
------------------------------------------------------------------------------------------------------------------------------------
                                     Beneficial
                                       Interest  Other Interests (g)
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication         $     12,600  Price Communications Corp. Liquidating Trust                                     0
Services - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                 Total Other Interests
                                                    (Cost $0 ) - 0.0%                                                             0
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of December 31, 2007
--------------------------------------------------------------------------------

                                     Beneficial
                                       Interest  Short-Term Securities                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
                                   $ 16,701,540  BlackRock Liquidity Series, LLC
                                                    Cash Sweep Series, 5.04% (d)(e)                                   $  16,701,540
------------------------------------------------------------------------------------------------------------------------------------
                                                 Total Short-Term Securities
                                                    (Cost - $16,701,540) - 6.7%                                          16,701,540
------------------------------------------------------------------------------------------------------------------------------------
                                                 Total Investments
                                                    (Cost - $229,153,307*) - 100.7%                                     249,929,227
                                                 Liabilities in Excess of Other Assets - (0.7%)                          (1,827,050)
                                                                                                                      --------------
                                                 Net Assets - 100.0%                                                  $ 248,102,177
                                                                                                                      ==============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                         $  230,312,854
                                                             ===============
      Gross unrealized appreciation                          $   35,542,368
      Gross unrealized depreciation                             (15,925,995)
                                                             ---------------
      Net unrealized appreciation                            $   19,616,373
                                                             ===============

(a)   Convertible security.

(b)   Non-income producing security.

(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                             Net       Interest
      Affiliate                                            Activity     Income
      --------------------------------------------------------------------------
      Blackrock Liquidity Series, LLC Cash Sweep Series   $12,146,236  $507,095
      --------------------------------------------------------------------------

(e)   Represents the current yield as of December 31, 2007.

(f) All or a portion of security held as collateral in connection with open financial futures contracts.

(g) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

o Financial futures contracts purchased as of December 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Number of                        Expiration                   Unrealized
      Contracts          Issue            Date       Face Value    Appreciation
      --------------------------------------------------------------------------
         63       Russell 2000 Index   March 2008   $ 23,899,418     $ 424,882
      --------------------------------------------------------------------------

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

                                                Master Enhanced Small Cap Series

                   As of December 31, 2007
--------------------------------------------------------------------------------------------------------------------------------
Assets:            Investments in unaffiliated securities,
                      at value (identified cost-$212,451,767) ..............................                      $ 233,227,687
                   Investments in affiliated securities,
                      at value (identified cost-$16,701,540) ...............................                         16,701,540
                   Receivables:
                            Securities sold ................................................   $        875,544
                            Dividends ......................................................            283,800
                            Contributions ..................................................             34,461
                            Interest .......................................................              1,894       1,195,699
                                                                                               ----------------
                   Prepaid expenses ........................................................                              6,657
                                                                                                                  --------------
                   Total assets ............................................................                        251,131,583
                                                                                                                  --------------

--------------------------------------------------------------------------------------------------------------------------------
Liabilities:       Bank overdraft ..........................................................                            204,993
                   Payables:
                         Securities purchased ..............................................          2,520,808
                         Withdrawals .......................................................            217,528
                         Variation margin ..................................................             44,112
                         Other affiliates ..................................................              2,303
                         Investment adviser ................................................              2,122       2,786,873
                                                                                               ----------------
                   Accrued expenses and other liabilities ..................................                             37,540
                                                                                                                  --------------
                   Total liabilities .......................................................                          3,029,406
                                                                                                                  --------------

--------------------------------------------------------------------------------------------------------------------------------
Net Assets:        Net assets ..............................................................                      $ 248,102,177
                                                                                                                  ==============

--------------------------------------------------------------------------------------------------------------------------------
Net Assets         Investors' capital ......................................................                      $ 226,901,375
Consist of:        Unrealized appreciation-net .............................................                         21,200,802
                                                                                                                  --------------
                   Net assets ..............................................................                      $ 248,102,177
                                                                                                                  ==============

--------------------------------------------------------------------------------------------------------------------------------

                   See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                                                Master Enhanced Small Cap Series

                   For the Year Ended December 31, 2007
--------------------------------------------------------------------------------------------------------------------------------
Investment         Dividends (net of $2,081 foreign withholding tax) .......................                      $   3,035,776
Income:            Interest (including $507,095 from affiliates) ...........................                            538,933
                                                                                                                  --------------
                   Total income ............................................................                          3,574,709
                                                                                                                  --------------

--------------------------------------------------------------------------------------------------------------------------------
Expenses:          Accounting services .....................................................   $         60,630
                   Professional fees .......................................................             46,005
                   Custodian fees ..........................................................             27,359
                   Investment advisory fees ................................................             26,404
                   Directors' fees and expenses ............................................              7,321
                   Printing and shareholder reports ........................................              5,471
                   Pricing fees ............................................................                870
                   Other ...................................................................              8,990
                                                                                               -----------------
                   Total expenses ..........................................................                            183,050
                                                                                                                  --------------
                   Investment income-net ...................................................                          3,391,659
                                                                                                                  --------------

--------------------------------------------------------------------------------------------------------------------------------
Realized &         Realized gain(loss) on:
Unrealized Gain          Investments-net ...................................................         20,246,314
(Loss)-Net:              Financial futures contracts-net ...................................         (2,735,037)     17,511,277
                                                                                               -----------------
                   Change in unrealized appreciation/depreciation on:
                         Investments-net ...................................................        (24,110,083)
                         Financial futures contracts-net ...................................            533,857     (23,576,226)
                                                                                               ---------------------------------
                   Total realized and unrealized loss-net ..................................                         (6,064,949)
                                                                                                                  --------------
                   Net Decrease in Net Assets Resulting
                      from Operations ......................................................                      $  (2,673,290)
                                                                                                                  ==============

--------------------------------------------------------------------------------------------------------------------------------

                   See Notes to Financial Statements.

                                                Master Enhanced Small Cap Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                            For the
                                                                                                          Year Ended
                                                                                                         December 31,
                                                                                               ---------------------------------
                   Increase (Decrease) in Net Assets:                                                2007              2006
--------------------------------------------------------------------------------------------------------------------------------
Operations:        Investment income-net ...................................................   $      3,391,659   $   2,426,094
                   Realized gain-net .......................................................         17,511,277      31,869,566
                   Change in unrealized appreciation/depreciation-net ......................        (23,576,226)         79,003
                                                                                               -----------------  --------------
                   Net increase (decrease) in net assets resulting from operations .........         (2,673,290)     34,374,663
                                                                                               -----------------  --------------

--------------------------------------------------------------------------------------------------------------------------------
Net Capital        Proceeds from contributions .............................................         50,931,025      44,107,231
Transactions:      Fair value of withdrawals ...............................................        (54,118,214)    (56,700,552)
                                                                                               -----------------  --------------
                   Net decrease in net assets derived from capital transactions ............         (3,187,189)    (12,593,321)
                                                                                               -----------------  --------------

--------------------------------------------------------------------------------------------------------------------------------
Net Assets:        Total increase (decrease) in net assets .................................         (5,860,479)     21,781,342
                   Beginning of year .......................................................        253,962,656     232,181,314
                                                                                               -----------------  --------------
                   End of year .............................................................   $    248,102,177   $ 253,962,656
                                                                                               =================  ==============

--------------------------------------------------------------------------------------------------------------------------------

                   See Notes to Financial Statements.

                                                Master Enhanced Small Cap Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                   The following ratios have                                       For the Year Ended December 31,
                   been derived from information provided              ----------------------------------------------------------
                   in the financial statements.                           2007        2006        2005        2004        2003
---------------------------------------------------------------------------------------------------------------------------------
Total Investment
Return:            Total investment return .........................       (1.12%)     15.23%       7.45%      22.50%      40.06%
                                                                       ==============================================  ==========

---------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses ........................................         .07%        .06%        .07%        .07%        .11%
Average Net                                                            ==============================================  ==========
Assets:            Investment income-net ...........................        1.28%        .99%       1.10%       1.07%        .80%
                                                                       ==============================================  ==========

---------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of year (in thousands) ..........   $ 248,102   $ 253,963   $ 232,181   $ 221,765   $ 167,017
Data:                                                                  ==============================================  ==========
                   Portfolio turnover ..............................         158%        160%        121%        112%         89%
                                                                       ==============================================  ==========

---------------------------------------------------------------------------------------------------------------------------------

                   See Notes to Financial Statements.

Master Enhanced Small Cap Series

Notes to Financial Statements

1. Significant Accounting Policies:

Master Enhanced Small Cap Series (the "Series"), a non-diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue non-transferable interests in the Series, subject to certain limitations. Throughout this report, the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to as the Board of Directors. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and asked prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by the pricing services retained by the Master LLC, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. using a pricing service and/or procedures approved by the Board of Directors.

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' Index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

      o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

            Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Bank overdraft - The Series reflected a bank overdraft due to a failed security transaction.

(f) Recent accounting pronouncements - Effective June 29, 2007, the Series implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Series, and has determined that the adoption of FIN 48 does not have a material impact on the Series' financial statements. The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the Series' state and local tax returns many remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a fee at an annual rate of .01% of the average daily value of the Series' net assets. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Series to the Manager.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated received $3,251 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2007.

For the year ended December 31, 2007, the Series reimbursed the Manager $4,914 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2007 were $397,448,518 and $408,679,718 respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2007. On November 21, 2007, the credit agreement as renewed for one year under substantially the same terms.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced Small Cap Series, one of the portfolios constituting Quantitative Master Series LLC (formerly Quantitative Master Series Trust) (the "Master LLC"), as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced Small Cap Series of Quantitative Master Series LLC as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 28, 2008

Officers and Directors

                                                                                         Number of
                                                                                         BlackRock-
                                                                                         Advised
                       Position(s)          Length    Principal                          Funds and
Name, Address and      Held with            of Time   Occupation(s) During               Portfolios      Public
Year of Birth          Master LLC           Served    Past Five Years                    Overseen        Directorships
Non-Interested
  Directors *
David O. Beim          Director             2007 to   Professor of Finance and           35 Funds        None
40 East 52nd Street                         present   Economics at the Columbia          81 Portfolios
New York, NY 10022                                    University Graduate School of
1940                                                  Business since 1991; Chairman of
                                                      Outward Bound USA from 1997 to
                                                      2001; Chairman of Wave Hill Inc.
                                                      from 1990 to 2006; Trustee of
                                                      Phillips Exeter Academy from
                                                      2002 to present.

Ronald W. Forbes       Director and Co-     2007 to   Professor Emeritus of Finance,     35 Funds        None
40 East 52nd Street    Chairman of the      present   School of Business, State          81 Portfolios
New York, NY 10022     Board of Directors             University of New York at Albany
1940                                                  since 2000 and Professor thereof
                                                      from 1989 to 2000; International
                                                      Consultant, Urban Institute,
                                                      Washington, D.C. from 1995 to
                                                      1999.

Dr. Matina Horner      Director             2007 to   Executive Vice President of        35 Funds        NSTAR (electric and
40 East 52nd Street                         present   Teachers Insurance and Annuity     81 Portfolios   gas utility)
New York, NY 10022                                    Association and College
1939                                                  Retirement Equities Fund from
                                                      1989 to 2003.

Rodney D. Johnson      Director and Co-     2007 to   President, Fairmount Capital       35 Funds        None
40 East 52nd Street    Chairman of the      present   Advisors, Inc. since 1987;         81 Portfolios
New York, NY 10022     Board of Directors             Director, Fox Chase Cancer
1941                                                  Center since 2002; Member of the
                                                      Archdiocesan Investment
                                                      Committee of the Archdioceses of
                                                      Philadelphia since 2003.

Herbert I. London      Director and         2007 to   Professor Emeritus, New York       35 Funds        AIMS Worldwide, Inc.
40 East 52nd Street    Member of the        present   University since 2005; John M.     81 Portfolios   (marketing)
New York, NY 10022     Audit Committee                Olin Professor of Humanities,
1939                                                  New York University from 1993 to
                                                      2005 and Professor thereof from
                                                      1980 to 2005; President, Hudson
                                                      Institute since 1997 and Trustee
                                                      thereof since 1980; Dean,
                                                      Gallatin Division of New York
                                                      University from 1976 to 1993;
                                                      Distinguished Fellow, Herman
                                                      Kahn Chair, Hudson Institute
                                                      from 1984 to 1985; Chairman of
                                                      the Board of Directors of
                                                      Vigilant Research, Inc. since
                                                      2006; Member of the Board of
                                                      Directors for Grantham
                                                      University since 2006; Director
                                                      of AIMS Worldwide, Inc. since
                                                      2006; Director of Reflex
                                                      Security since 2006; Director of
                                                      InnoCentive, Inc. since 2006;
                                                      Director of Cerego, LLC since
                                                      2005; Director, Damon Corp. from
                                                      1991 to 1995; Overseer, Center
                                                      for Naval Analyses from 1983 to
                                                      1993.

Cynthia A.             Director             2007 to   Professor, Harvard Business        35 Funds        Newell Rubbermaid,
Montgomery                                  present   School since 1989; Associate       81 Portfolios   Inc. (manufacturing)
40 East 52nd Street                                   Professor, J.L. Kellogg Graduate
New York, NY 10022                                    School of Management,
1952                                                  Northwestern University from
                                                      1985 to 1989; Associate
                                                      Professor, Graduate School of
                                                      Business Administration,
                                                      University of Michigan from 1979
                                                      to 1985; Director, Harvard
                                                      Business School Publishing since
                                                      2005; Director, McLean Hospital
                                                      since 2005.

Joseph P. Platt, Jr.   Director             2007 to   Partner, Amarna Corporation, LLC   35 Funds        Greenlight Capital
40 East 52nd Street                         present   (private investment company)       81 Portfolios   Re, Ltd. (reinsurance
New York, NY 10022                                    since 2002; Director, Jones and                    company)
1947                                                  Brown (Canadian insurance
                                                      broker) since 1998; Director,
                                                      Greenlight Capital Re, Ltd.
                                                      (reinsurance company) since
                                                      2004; Partner, Amarna Financial
                                                      Company (private investment
                                                      company) since 2005; Director
                                                      and Executive Vice President,
                                                      Johnson and Higgins (insurance
                                                      brokerage) from 1990 to 1997.

Robert C. Robb, Jr.    Director             2007 to   Partner, Lewis, Eckert, Robb and   35 Funds        None
40 East 52nd Street                         present   Company (management and            81 Portfolios
New York, NY 10022                                    financial consulting firm) since
1945                                                  1981; Trustee, Medical College
                                                      of Pennsylvania/ Hahnemann
                                                      University from 1998 to 2002;
                                                      Trustee, EQK Realty Investors
                                                      from 1994 to 2000; Director,
                                                      Tamaqua Cable Products Company
                                                      from 1981 to 1998; Director,
                                                      Brynwood Partners from 1984 to
                                                      1998; Director, The PNC Bank
                                                      Corp. from 1994 to 1998;
                                                      Director, Provident National
                                                      Bank from 1983 to 1993;
                                                      Director, Brinks, Inc. from 1981
                                                      to 1986.

Toby Rosenblatt        Director and Vice    2007 to   President since 1999 and Vice      35 Funds        A.P. Pharma, Inc.
40 East 52nd Street    Chairman of the      present   President - General Partner        81 Portfolios   (specialty
New York, NY 10022     Performance                    since 1990, Founders Investments                   pharmaceuticals)
1938                   Oversight                      Ltd. (private investments);
                       Committee                      Director, Forward Management,
                                                      LLC since 2007; Trustee, SSR
                                                      Funds from 1990 to 2005;
                                                      Trustee, Metropolitan Series
                                                      Funds, Inc. from 2001 to 2005.

Kenneth L. Urish       Director and         2007 to   Managing Partner, Urish Popeck &   35 Funds        None
40 East 52nd Street    Chairman of the      present   Co., LLC (certified public         81 Portfolios
New York, NY 10022     Audit Committee                accountants and consultants)
1951                                                  since 1976; External Advisory
                                                      Board, The Pennsylvania State
                                                      University Accounting Department
                                                      since

                                                      2001; Trustee, The Holy
                                                      Family Foundation since 2001;
                                                      President and Trustee,
                                                      Pittsburgh  Catholic Publishing
                                                      Associates since 2003; Director,
                                                      Inter-Tel from 2006 to 2007.

Frederick W. Winter    Director and         2007 to   Professor and Dean Emeritus of     35 Funds        None
40 East 52nd Street    Member of the        present   the Joseph M. Katz School of       81 Portfolios
New York, NY 10022     Audit Committee                Business - University of
1945                                                  Pittsburgh since 2005 and
                                                      Dean therof from 1997 to 2005;
                                                      Director, Alkon Corporation
                                                      (pneumatics) since 1992;
                                                      Director, Indotronix
                                                      International (IT service) since
                                                      2004; Director, Tippman Sports
                                                      (recreation) since 2005.

* Directors serve until their resignation, removal or death, or until December
31 of the year in which they turn 72.

Interested
Directors*
Richard S. Davis       Director             2007 to   Managing Director, BlackRock,      184 Funds     None
40 East 52nd Street                         present   Inc. since 2005; Chief Executive   289
New York, NY 10022                                    Officer, State Street Research &   Portfolios
1945                                                  Management Company from 2000 to
                                                      2005; Chairman of the Board of
                                                      Trustees, State Street Research
                                                      mutual funds ("SSR Funds") from
                                                      2000 to 2005; Senior Vice
                                                      President, Metropolitan Life
                                                      Insurance Company from 1999 to
                                                      2000; Chairman SSR Realty from
                                                      2000 to 2004.

Henry Gabbay           Director             2007 to   Consultant, BlackRock, Inc.        183 Funds       None
40 East 52nd Street                         present   since 2007; Managing Director,     288
New York, NY 10022                                    BlackRock, Inc. from 1989 to       Portfolios
1947                                                  June 2007; Chief Administrative
                                                      Officer, BlackRock Advisors, LLC
                                                      from 1998 to 2007; President of
                                                      BlackRock Funds and BlackRock
                                                      Bond Allocation Target Shares
                                                      from 2005 to 2007; Treasurer of
                                                      certain closed-end funds in the
                                                      BlackRock Fund complex from 1989
                                                      to 2006.

* Messrs. Davis and Gabbay are both "interested persons," as defined in the Investment Company Act of 1940, of the Master LLC based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

Advisory Board Member

David R. Wilmerding,   Advisory Board       2007      Chairman, Wilmerding &             35 Funds        Chestnut Street
Jr. *                  Member                         Associates, Inc. (investment       81 Portfolios   Exchange Fund
40 East 52nd Street                                   advisers) from 1989 to 2005;                       (open-end investment
New York, NY 10022                                    Chairman, Coho Partners, Ltd.                      company)
1935                                                  (investment advisers) from 2003
                                                      to 2005. Director, Beaver
                                                      Management Corporation.

* David R. Wilmerding, Jr. resigned from the Advisory Board of the Master LLC, effective December 31, 2007.

Master LLC Officers *

Donald C. Burke        Fund President and   2007 to   Managing Director of BlackRock,
40 East 52nd Street    Chief Executive      present   Inc. since 2006; Formerly
New York, NY 10022     Officer                        Managing Director of Merrill
1960                                                  Lynch Investment Managers, L.P.
                                                      ("MLIM") and Fund Asset
                                                      Management, L.P.

                                                      ("FAM") in 2006; First Vice
                                                      President thereof from 1997
                                                      to 2005; Treasurer thereof from
                                                      1999 to 2006 and Vice President
                                                      thereof from 1990 to 1997.

Anne F. Ackerley       Vice President       2007 to   Managing Director of BlackRock,
40 East 52nd Street                         present   Inc. since 2000 and First Vice
New York, NY 10022                                    President and Chief Operating
1962                                                  Officer of Mergers and
                                                      Acquisitions Group from 1997 to
                                                      2000; First Vice President and
                                                      Chief Operating Officer of
                                                      Public Finance Group thereof
                                                      from 1995 to 1997; First Vice
                                                      President of Emerging Markets
                                                      Fixed Income Research of Merrill
                                                      Lynch & Co., Inc. from 1994 to
                                                      1995.

Neal J. Andrews        Chief Financial      2007 to   Managing Director of BlackRock
40 East 52nd Street    Officer              present   Inc. since 2006; Formerly
New York, NY 10022                                    Senior Vice President and Line
1966                                                  of Business Head of Fund
                                                      Accounting and Administration
                                                      at PFPC Inc. from 1992 to 2006.

Jay M. Fife            Treasurer            2007 to   Managing Director of BlackRock,
40 East 52nd Street                         present   Inc. since 2007 and Director in
New York, NY 10022                                    2006; Formerly Assistant
1970                                                  Treasurer of the MLIM/FAM
                                                      advised funds from 2005 to
                                                      2006; Director of MLIM Fund
                                                      Services Group from 2001 to
                                                      2006.

Brian P. Kindelan      Chief Compliance     2007 to   Chief Compliance Officer of the
40 East 52nd Street    Officer              present   Funds since 2007; Managing
New York, NY 10022                                    Director and Senior Counsel
1959                                                  thereof since 2005; Director
                                                      and Senior Counsel of

                                                      BlackRock Advisors, Inc. from
                                                      2001 to 2004 and Vice President
                                                      and Senior Counsel thereof from
                                                      1998 to 2000; Senior Counsel of
                                                      The PNC Bank Corp. from 1995 to
                                                      1998.

Howard Surloff         Secretary            2007 to   Managing Director of BlackRock,
40 East 52nd Street                         present   Inc. and General Counsel of
New York, NY 10022                                    U.S. Funds at BlackRock, Inc.
1965                                                  since 2006; Formerly General
                                                      Counsel (U.S.) of Goldman Sachs
                                                      Asset Management, L.P. from
                                                      1993 to 2006.

* Officers of the Master LLC serve at the pleasure of the Board of Directors.

--------------------------------------------------------------------------------
Proxy Results
--------------------------------------------------------------------------------

During the six-month period ended December 31, 2007, the holders of interests of Master Enhanced Small Cap Series of Quantitative Master Series LLC voted on the following proposal, which was approved at a special meeting on September 7, 2007. This proposal was a part of the reorganization of the Board of Directors of Quantitative Master Series LLC that took effect on November 1, 2007. A description of the proposal and number of shares voted for each Director are as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                                                                    Units of Interest   Units of Interest
                                                                                        Voted For       Withheld From Voting
-----------------------------------------------------------------------------------------------------------------------------
To elect the Board of Directors of Quantitative Master Series LLC:
David O. Beim, Richard S. Davis, Ronald W. Forbes, Henry Gabbay,
Dr. Matina Horner, Rodney D. Johnson, Herbert I. London,
Cynthia A. Montgomery, Joseph P. Platt, Jr., Robert C. Robb, Jr.,
Toby Rosenblatt, Kenneth L. Urish and Frederick W. Winter                               242,801,679               0
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Additional Information

      Custodian
      JPMorgan Chase Bank
      Brooklyn, NY 11245

      Accounting Agent
      State Street Bank and
      Trust Company
      Princeton, NJ 08540

      Independent Registered Public
      Accounting Firm
      Deloitte & Touche LLP
      Princeton, NJ 08540

      Legal Counsel
      Sidley Austin LLP
      New York, NY 10019

      --------------------------------------------------------------------------
      Availability of Quarterly Schedule of Investments
      --------------------------------------------------------------------------
      The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
      --------------------------------------------------------------------------

      --------------------------------------------------------------------------
      Availability of Proxy Voting
      --------------------------------------------------------------------------
      A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.
      --------------------------------------------------------------------------

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

         Donald W. Burton (term ended, effective November 1, 2007) John F. O'Brien (term ended, effective November 1, 2007) Kenneth L. Urish (term began, effective November 1, 2007) David H. Walsh (term ended, effective November 1, 2007) Fred G. Weiss (term ended, effective November 1, 2007)

         Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 - Principal Accountant Fees and Services

------------------------------------------------------------------------------------------------------------------------------------
                               (a) Audit Fees       (b) Audit-Related Fees(1)       (c) Tax Fees(2)          (d) All Other Fees(3)
------------------------------------------------------------------------------------------------------------------------------------
                          Current       Previous      Current       Previous     Current       Previous      Current       Previous
                        Fiscal Year   Fiscal Year   Fiscal Year   Fiscal Year  Fiscal Year   Fiscal Year   Fiscal Year   Fiscal Year
    Entity Name             End           End           End           End          End           End           End           End
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Master Enhanced
Small Cap Series of
Quantitative Master
Series LLC                $32,700       $32,700          $0            $0         $5,800        $5,800          $0            $0
------------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services include tax compliance, tax advice and tax planning.

3 The nature of the services include a review of compliance procedures and attestation thereto.

         (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval").

         However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) Not Applicable

         (g) Affiliates' Aggregate Non-Audit Fees:

         -----------------------------------------------------------------------
                                              Current Fiscal    Previous Fiscal
                  Entity Name                   Year End           Year End
         -----------------------------------------------------------------------
         Master Enhanced Small Cap Series
         of Quantitative Master Series LLC       $290,300          $3,077,250
         -----------------------------------------------------------------------

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - The registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 - Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Master Enhanced Small Cap Series of Quantitative Master Series LLC

      By: /s/ Donald C. Burke
          ----------------------------------
          Donald C. Burke
          Chief Executive Officer (principal executive officer) of
          Master Enhanced Small Cap Series of Quantitative Master Series LLC

      Date: February 21, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By: /s/ Donald C. Burke
          ----------------------------------
          Donald C. Burke
          Chief Executive Officer (principal executive officer) of
          Master Enhanced Small Cap Series of Quantitative Master Series LLC

      Date: February 21, 2008

      By: /s/ Neal J. Andrews
          ----------------------------------
          Neal J. Andrews
          Chief Financial Officer (principal financial officer) of
          Master Enhanced Small Cap Series of Quantitative Master Series LLC

      Date: February 21, 2008